UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:               September 30, 2003
                                                            -------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia              November 10, 2003
---------------------    ----------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     107
                                        -------------

Form 13F Information Table Value Total: $   196,143
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN  CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      -------- --------  --------------- --------     ----    ------    ----
3COM CORP COM                   COM            885535104     1,082   183000    SH        Sole                 183000
ABBOTT LABORATORIES             COM            002824100       202     4740    SH        Sole                   4740
AEROPOSTALE, INC.               COM            007865108     1,261    46600    SH        Sole                  46600
AIR PRODUCTS & CHEMICALS INC    COM            009158106     2,091    46360    SH        Sole                  46360
ALCATEL                         COM            013904305     1,747   147700    SH        Sole                 147700
ALLSTATE CORP.                  COM            020002101       292     8000    SH        Sole                   8000
ANDREW CORP                     COM            034425108     2,603   215481    SH        Sole                 215481
ANGLOGOLD LIMITED               COM            035128206     2,926    77600    SH        Sole                  77600
ANN TAYLOR STORES               COM            036115103       752    23400    SH        Sole                  23400
APACHE CORP                     COM            037411105       232     3340    SH        Sole                   3340
ASCENTIAL SOFTWARE              COM            04362p207     1,201    64800    SH        Sole                  64800
AUTODESK INC.                   COM            052769106     1,702   100000    SH        Sole                 100000
AVANEX CORP.                    COM            05348w109       858   176900    SH        Sole                 176900
BEBE STORES, INC.               COM            075571109     1,520    56100    SH        Sole                  56100
BERKSHIRE HATHAWAY CL.B         COM            084670207     6,989     2800    SH        Sole                   2800
BOSTON SCIENTIFIC CORP.         COM            101137107     1,735    27200    SH        Sole                  27200
CASELLA WASTE SYSTEMS           COM            147448104     1,617   129400    SH        Sole                 129400
CHICAGO BRIDGE & IRON-NY SHR    COM            167250109       456    16800    SH        Sole                  16800
CHINADOTCOM                     COM            g2108n109     2,663   321600    SH        Sole                 321600
CISCO SYS INC COM               COM            17275R102       392    20000    SH        Sole                  20000
CNET NETWORKS, INC.             COM            12613r104     1,236   175500    SH        Sole                 175500
COEUR D'ALENE MINES CORP.       COM            192108108       351   113000    SH        Sole                 113000
CONTINENTAL AIRLINES INC. CL B  COM            210795308       332    20000    SH        Sole                  20000
CORNING, INC.                   COM            219350105     9,809  1041300    SH        Sole                1041300
DOUBLECLICK INC.                COM            258609304     3,654   339000    SH        Sole                 339000
DOVER CORP.                     COM            260003108     4,315   122000    SH        Sole                 122000
EATON CORP                      COM            278058102       292     3290    SH        Sole                   3290
ECHOSTAR COMMUNICATIONS         COM            278762109     8,095   211300    SH        Sole                 211300
EMC CORPORATION                 COM            268648102     1,718   136000    SH        Sole                 136000
ENDOLOGIX INC.                  COM            29266s106       789   199800    SH        Sole                 199800
ESPEED, INC.                    COM            296643109       771    34100    SH        Sole                  34100
EVERGREEN RESOURCES, INC.       COM            299900308     1,345    49800    SH        Sole                  49800
EXAR CORP.                      COM            300645108     1,278    91000    SH        Sole                  91000
EXXON MOBIL CORP.               COM            30231G102       388    10608    SH        Sole                  10608
F5 NETWORKS, INC.               COM            315616102     2,867   149000    SH        Sole                 149000
FAMILY DOLLAR STORES            COM            307000109       329     8260    SH        Sole                   8260
FINISAR CORPORATION             COM            31787a101     1,554   678500    SH        Sole                 678500
FIRST HORIZON PHARMACEUTICAL    COM            32051k106     1,730   270300    SH        Sole                 270300
GAP, INC.                       COM            364760108     3,671   214400    SH        Sole                 214400
GENERAL ELECTRIC CO.            COM            369604103       209     7000    SH        Sole                   7000
GLAMIS GOLD LTD.                COM            376775102       920    69700    SH        Sole                  69700
GLOBAL PAYMENTS                 COM            37940x102     1,206    33500    SH        Sole                  33500
GLOBESPAN, INC.                 COM            37957v106       156    21600    SH        Sole                  21600
GOLD FIELDS LTD ADR             COM            38059t106     3,219   227200    SH        Sole                 227200
GOLDCORP, INC.                  COM            380956409     3,664   262500    SH        Sole                 262500
GOLDEN WEST FINANCIAL           COM            381317106     1,531    17100    SH        Sole                  17100
HARMONIC LIGHTWAVES INC         COM            413160102     1,089   174000    SH        Sole                 174000
HARMONY GOLD MINING             COM            413216300     1,339    92400    SH        Sole                  92400
HARSCO CORP.                    COM            415864107       862    22400    SH        Sole                  22400
HUBBELL, INC.-B                 COM            443510201     1,733    47500    SH        Sole                  47500
INKINE PHARMACEUTICAL           COM            457214104     2,075   500000    SH        Sole                 500000
INSTINET GROUP, INC.            COM            457750107       175    37000    SH        Sole                  37000
INTEL CORP                      COM            458140100       215     7800    SH        Sole                   7800
ISHARES MSCI JAPAN              COM            464286848       263    30000    SH        Sole                  30000
JOHNSON & JOHNSON               COM            478160104       297     6000    SH        Sole                   6000
KANA SOFTWARE, INC.             COM            483600300     1,255   320100    SH        Sole                 320100
LEGATO SYSTEMS                  COM            524651106     2,451   216900    SH        Sole                 216900
LIFECELL CORP.                  COM            531927101       180    30500    SH        Sole                  30500
MICRO THERAPEUTICS INC.         COM            59500w100       689   130000    SH        Sole                 130000
MICROSOFT CORP                  COM            594918104     1,001    36000    SH        Sole                  36000
MURPHY OIL CORP.                COM            626717102       211     3600    SH        Sole                   3600
NASDAQ 100                      COM            631100104     0,130   312450    SH        Sole                 312450
NEWMONT MINING CORP.            COM            651639106     4,558   116600    SH        Sole                 116600
NISSAN MOTOR CO.                COM            654744408       217    10000    SH        Sole                  10000
NOBLE CORP.                     COM            g65422100     2,203    64800    SH        Sole                  64800
NOKIA CORP SPONSORED ADR        COM            654902204       176    11300    SH        Sole                  11300
PARKER HANNIFIN CORP            COM            701094104       246     5510    SH        Sole                   5510
PEPCO HOLDINGS, INC.            COM            713291102       242    14000    SH        Sole                  14000
PHELPS DODGE CORP               COM            717265102       381     8150    SH        Sole                   8150
POLYCOM INC.                    COM            73172k104     4,370   263100    SH        Sole                 263100
PORTAL SOFTWARE                 COM            736126103     1,055    72340    SH        Sole                  72340
POWER INTEGRATIONS              COM            739276103       509    15300    SH        Sole                  15300
PPL CORP.                       COM            69351t106       328     8000    SH        Sole                   8000
PRAECIS PHARMACEUTICALS         COM            739421105     1,257   185900    SH        Sole                 185900
PRAXAIR INC                     COM            74005P104     4,437    71620    SH        Sole                  71620
REPUBLIC SERVICES               COM            760759100     5,465   241400    SH        Sole                 241400
S&P 500 DEPOSITARY RECEIPT      COM            78462f103     8,938   189475    SH        Sole                 189475
SAFLINK CORP.                   COM            786578302       796   173000    SH        Sole                 173000
SONICWALL, INC.                 COM            835470105       573    99200    SH        Sole                  99200
SUNDAY COMM. LTD.-ADR           COM            867270209       126    28000    SH        Sole                  28000
SUNTRUST BANKS INC              COM            867914103     4,383    72600    SH        Sole                  72600
SUPERCONDUCTOR TECHNOLOGIES     COM            867931107       577   150000    SH        Sole                 150000
SUPERGEN, INC.                  COM            868059106       524    70000    SH        Sole                  70000
TEKTRONIX, INC.                 COM            879131100     1,334    53900    SH        Sole                  53900
TEVA PHARMACEUTICAL ADR         COM            881624209       378     6600    SH        Sole                   6600
TEXAS INSTRS INC.               COM            882508104     3,042   133400    SH        Sole                 133400
THE MEN'S WAREHOUSE, INC.       COM            587118100     1,690    65900    SH        Sole                  65900
THOMAS & BETTS CORP.            COM            884315102     2,219   140000    SH        Sole                 140000
TOMMY HILFIGER CORP.            COM            G8915Z102     1,377   115600    SH        Sole                 115600
UNITED MICROELECTRONICS-ADR     COM            910873207     3,723   825400    SH        Sole                 825400
URBAN OUTFITTERS, INC.          COM            917047102       933    35800    SH        Sole                  35800
VALUECLICK INC.                 COM            92046n102       886   105500    SH        Sole                 105500
VARIAN MEDICAL SYSTEMS          COM            92220p105     6,742   117300    SH        Sole                 117300
VERSO TECH, INC.                COM            925317109     2,803   757600    SH        Sole                 757600
WALT DISNEY                     COM            254687106       222    11000    SH        Sole                  11000
WASHINGTON POST CL B            COM            939640108       299      450    SH        Sole                    450
XM SATELLITE RADIO HOLD-CL.A    COM            983759101     3,216   207500    SH        Sole                 207500
ABS PUTS 1/17/04 17.50          PUT            0131048mw       287     4785    SH   PUT  Sole                   4785
CCMP PUTS 1/17/04 65.00         PUT            12709p8mm       707      615    SH   PUT  Sole                    615
FFH PUTS 1/17/04 155.00         PUT            3039018mk       372      228    SH   PUT  Sole                    228
FNM PUT 1/17/04 70.00           PUT            31358x8mn       369      900    SH   PUT  Sole                    900
FRE PUTS 1/17/04 55.00          PUT            3134008mk       324      624    SH   PUT  Sole                    624
JPM PUTS 1/17/04 35.00          PUT            46625h8mg       375     1294    SH   PUT  Sole                   1294
KBH PUT 1/17/04 65.00           PUT            48240q8mm       228      300    SH   PUT  Sole                    300
NLS PUT 1/17/04 15.00           PUT            63910b8mc       959     2997    SH   PUT  Sole                   2997
NLS PUTS 4/17/04 12.50          PUT            63910b8pv       240     1142    SH   PUT  Sole                   1142
TYC CALLS 1/17/04 20.00         CALL           9021249ad       342     1850    SH   CALL Sole                   1850

REPORT SUMMARY             107 DATA RECORDS                196,143        1         OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



